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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: ________

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WS Capital Management, L.P.
Address: 300 Crescent Court, Suite 1111
         Dallas, TX 75201

Form 13F File Number: 28-10349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Reid S. Walker
Title:   Member of WS Capital, LLC, General Partner of WS Capital Management,
         L.P.
Phone:   214-756-6056


Signature, Place, and Date of Signing:

  /s/ Reid S. Walker              Dallas, TX               August 14, 2012
_______________________    ________________________    _______________________
[Signature]                     [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number       Name

    28-____________________    ________________________________________________
    [Repeat as necessary.]

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                                   FORM 13F
                                 SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total: $409,114
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.    Form 13F File Number         Name

           28-____________________      ____________________________________

    [Repeat as necessary.]

                          FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN 2        COLUMN 3     COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
------------------------------- --------------- --------------- -------- ---------------- ---------- -------- -------------------
                                                                                                               VOTING AUTHORITY
NAME OF                            TITLE OF                      VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
ISSUER                              CLASS           CUSIP       [x$1000] PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------                          --------------- --------------- -------- ------- --- ---- ---------- -------- ------- ------ ----
ACCO BRANDS CORP COM STK        COMMON STOCK          00081T108    7238   700000 SH          SOLE              700000   0     0
AIXTRON SE ADR                  ADRS STOCKS           009606104    3077   215000 SH          SOLE              215000   0     0
AMERIS BANCORP COM STK          COMMON STOCK          03076K108    7560   600000 SH          SOLE              600000   0     0
ANAREN INC COM STK              COMMON STOCK          032744104    6860   350000 SH          SOLE              350000   0     0
APPROACH RESOURCES I INC COM    COMMON STOCK          03834A103    6640   260000 SH          SOLE              260000   0     0
CALLON PETE CO DEL COM STK      COMMON STOCK          13123X102    1491   350000 SH          SOLE              350000   0     0
CAREFUSION CP                   COMMON STOCK          14170T101    6420   250000 SH          SOLE              250000   0     0
CASELLA WASTE SYS IN C CL A CO  COMMON STOCK          147448104    2925   500000 SH          SOLE              500000   0     0
CENTRL GAR & PET                COMMON STOCK          153527205    7895   725000 SH          SOLE              725000   0     0
CINEMARK HOLDINGS IN C          COMMON STOCK          17243V102   13139   575000 SH          SOLE              575000   0     0
COTT CORPORATION CAD NPV COM    COMMON STOCK          22163N106   21346  2600000 SH          SOLE             2600000   0     0
CROWN HOLDINGS INC COM STK      COMMON STOCK          228368106   21729   630000 SH          SOLE              630000   0     0
DARLING INTL INC COM STK        COMMON STOCK          237266101    4865   295000 SH          SOLE              295000   0     0
EBIX INC COM STK                COMMON STOCK          278715206    8978   450000 SH          SOLE              450000   0     0
ENPRO INDUSTRIES INC COM STK    COMMON STOCK          29355X107    3737   100000 SH          SOLE              100000   0     0
FIRST CALIFORNIA FINANCIAL GRP  COMMON STOCK          319395109    7055  1025500 SH          SOLE             1025500   0     0
FIRST HORIZON NATL CORP         COMMON STOCK          320517105    2595   300000 SH          SOLE              300000   0     0
FRANCESCAS HOLDINGS CORP        COMMON STOCK          351793104    4389   162500 SH          SOLE              162500   0     0
GEO GROUP INC                   COMMON STOCK          36159R103    3522   155000 SH          SOLE              155000   0     0
HERTZ GLOBAL HOLDING            COMMON STOCK          42805T105   20672  1615000 SH          SOLE             1615000   0     0
HFF INC COM                     COMMON STOCK          40418F108    9758   700000 SH          SOLE              700000   0     0
HILLTOP HLDGS INC COM STK       COMMON STOCK          432748101    4588   445000 SH          SOLE              445000   0     0
HOLLYFRONTIER CORP COM STK      COMMON STOCK          436106108   13463   380000 SH          SOLE              380000   0     0
ISHARES INC MSCI HONG KONG IND  INTL ETF'S - US       464286871    1968   120000 SH          SOLE              120000   0     0
ITT EDL SVCS INC COM STK        COMMON STOCK          45068B109     486     8000 SH          SOLE                8000   0     0
JACK IN THE BOX COM STK         COMMON STOCK          466367109   10316   370000 SH          SOLE              370000   0     0
JANUS CAPITAL GROUP INC COM ST  COMMON STOCK          47102X105    9228  1180000 SH          SOLE             1180000   0     0
KRATON PERFORMANCE P OLYMERS    COMMON STOCK          50077C106    5149   235000 SH          SOLE              235000   0     0
MARATHON PETROLEUM CORP COM ST  COMMON STOCK          56585A102    7861   175000 SH          SOLE              175000   0     0
METROCORP BANCSHARES INC COM    COMMON STOCK          591650106    4802   450000 SH          SOLE              450000   0     0
NCR CORP COM STK                COMMON STOCK          62886E108   12956   570000 SH          SOLE              570000   0     0
NORTHERN DYNASTY MIN ERALS CAD  COMMON STOCK          66510M204    3746  1601000 SH          SOLE             1601000   0     0
OCZ TECHNOLOGY GROUP INC COM    COMMON STOCK          67086E303    1333   252000 SH          SOLE              252000   0     0
OWENS ILL INC COM STK           COMMON STOCK          690768403   20033  1045000 SH          SOLE             1045000   0     0
OWENS ILL INC COM STK           OPTIONS -CALLS        99OF94477    5751   300000 SH  CALL    SOLE              300000   0     0
PHOTOMEDEX INC COM STK          COMMON STOCK          719358301    6379   525000 SH          SOLE              525000   0     0
PIONEER NATURAL RESO URCES COM  COMMON STOCK          723787107   20729   235000 SH          SOLE              235000   0     0
PROSPERITY BANCSHARE S INC COM  COMMON STOCK          743606105    6725   160000 SH          SOLE              160000   0     0
QIHOO 360 TECHNOLOGI ES CO LTD  ADRS STOCKS           74734M109    2421   140000 SH          SOLE              140000   0     0
QUESTCOR PHARMACEUTI CALS INC   COMMON STOCK          74835Y101    5271    99000 SH          SOLE               99000   0     0
SEALED AIR CORP NEW COM STK     COMMON STOCK          81211K100   12506   810000 SH          SOLE              810000   0     0
SIGNET JEWELERS LTD COM STK     COMMON STOCK          G81276100    5501   125000 SH          SOLE              125000   0     0
SODASTREAM INTERNATI ONAL LTD   COMMON STOCK          M9068E105    4097   100000 SH          SOLE              100000   0     0
SWIFT HOLDINGS CORP             COMMON STOCK          87074U101    5812   615000 SH          SOLE              615000   0     0
TENET HEALTHCARE COR P COM STK  COMMON STOCK          88033G100    1572   300000 SH          SOLE              300000   0     0
THE ST. JOE COMPANY COM STK     COMMON STOCK          790148100    4458   282000 SH          SOLE              282000   0     0
TRINITY INDS INC COM STK        COMMON STOCK          896522109    2498   100000 SH          SOLE              100000   0     0
UNISYS CORP COM STK             COMMON STOCK          909214306    2542   130000 SH          SOLE              130000   0     0
URANIUM RESOURCE                COMMON STOCK          916901507    1861  3000000 SH          SOLE             3000000   0     0
VALERO ENERGY CORP COM STK      COMMON STOCK          91913Y100   23498   973000 SH          SOLE              973000   0     0
WASTE CONNECTIONS IN C COM STK  COMMON STOCK          941053100   23786   795000 SH          SOLE              795000   0     0
WINNEBAGO INDS INC COM STK      COMMON STOCK          974637100    3210   315000 SH          SOLE              315000   0     0
WPX ENERGY INC                  COMMON STOCK          98212B103    3074   190000 SH          SOLE              190000   0     0
ZIPCAR INC                      COMMON STOCK          98974X103    3343   285000 SH          SOLE              285000   0     0
                       RECORDS        54        TOTAL MKT VALUE  412852